RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2013
Restricted Cash and Investments [Abstract]
RESTRICTED CASH
Restricted cash, as of December 31, 2013 and December 31, 2012, was as follows:

	As of December 31,	As of December 31,
	2013	2012

Retention accounts	$-	$1,311
Short term restricted cash accounts	-	1,311
Letters of guarantee	31	31
Long term restricted cash accounts	31	31

	$31	$1,342